Pacer Trendpilot US Bond ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.3%
Basic Materials - 3.4%
ASP Unifrax Holdings, Inc.
5.250%, 09/30/2028 (a)	$187,000	$139,198
7.500%, 09/30/2029 (a)	93,000	54,839
Avient Corp.
5.750%, 05/15/2025 (a)	152,000	150,499
7.125%, 08/01/2030 (a)	170,000	171,283
Axalta Coating Systems LLC
3.375%, 02/15/2029 (a)	164,000	140,846
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, 06/15/2027 (a)	117,000	111,115
The Chemours Co.
5.750%, 11/15/2028 (a)	183,000	168,777
4.625%, 11/15/2029 (a)	145,000	122,989
Cleveland-Cliffs, Inc.
6.750%, 03/15/2026 (a)	194,000	195,408
5.875%, 06/01/2027 (b)	130,000	127,787
6.750%, 04/15/2030 (a)	175,000	169,969
Constellium SE
3.750%, 04/15/2029 (a)	117,000	101,603
FMG Resources August 2006 Property Ltd.
4.500%, 09/15/2027 (a)	140,000	130,872
5.875%, 04/15/2030 (a)	164,000	157,407
4.375%, 04/01/2031 (a)	271,000	233,060
6.125%, 04/15/2032 (a)	187,000	179,520
Kaiser Aluminum Corp.
4.625%, 03/01/2028 (a)	117,000	105,095
4.500%, 06/01/2031 (a)	128,000	104,880
Mercer International, Inc.
5.125%, 02/01/2029	205,000	168,069
Methanex Corp.
5.125%, 10/15/2027	164,000	154,570
5.250%, 12/15/2029	164,000	150,060
Mineral Resources Ltd.
8.125%, 05/01/2027 (a)	164,000	164,625
8.000%, 11/01/2027 (a)	146,000	146,752
8.500%, 05/01/2030 (a)	146,000	148,641
NOVA Chemicals Corp.
5.000%, 05/01/2025 (a)	117,000	112,377
5.250%, 06/01/2027 (a)	216,000	194,571
4.250%, 05/15/2029 (a)(b)	134,000	111,138
Novelis Corp.
3.250%, 11/15/2026 (a)	175,000	159,167
4.750%, 01/30/2030 (a)	335,000	300,798
3.875%, 08/15/2031 (a)	175,000	146,094
Olin Corp.
5.125%, 09/15/2027	117,000	112,062
5.625%, 08/01/2029 (b)	156,000	151,028
5.000%, 02/01/2030	121,000	111,622
Olympus Water US Holding Corp.
4.250%, 10/01/2028 (a)	191,000	154,519
9.750%, 11/15/2028 (a)	300,000	291,137
6.250%, 10/01/2029 (a)	93,000	69,227
SCIH Salt Holdings, Inc.
4.875%, 05/01/2028 (a)	257,000	230,821
6.625%, 05/01/2029 (a)(b)	164,000	143,654
The Chemours Co.
5.375%, 05/15/2027	116,000	110,374
Tronox, Inc.
4.625%, 03/15/2029 (a)	252,000	208,373
Valvoline, Inc.
4.250%, 02/15/2030 (a)	140,000	137,725
3.625%, 06/15/2031 (a)	125,000	102,504
WR Grace Holdings LLC
4.875%, 06/15/2027 (a)	174,000	163,995
5.625%, 08/15/2029 (a)	215,000	181,783
		6,690,833
Communications - 17.6%
Altice Financing SA
5.000%, 01/15/2028 (a)(b)	281,000	218,112
5.750%, 08/15/2029 (a)	455,000	343,923
Altice France Holding SA
10.500%, 05/15/2027 (a)	336,000	143,178
6.000%, 02/15/2028 (a)(b)	257,000	96,085
Altice France SA
8.125%, 02/01/2027 (a)	385,000	315,661
5.500%, 01/15/2028 (a)(b)	257,000	189,024
5.125%, 01/15/2029 (a)	111,000	77,933
5.125%, 07/15/2029 (a)	556,000	390,340
5.500%, 10/15/2029 (a)	434,000	308,140
AMC Networks, Inc.
4.750%, 08/01/2025 (b)	62,000	55,242
4.250%, 02/15/2029	234,000	130,239
Arches Buyer, Inc.
4.250%, 06/01/2028 (a)	97,000	84,390
6.125%, 12/01/2028 (a)(b)	117,000	100,740
British Telecommunications PLC
4.250%, 11/23/2081 (a)	117,000	104,039
4.875%, 11/23/2081 (a)(b)	117,000	96,009
C&W Senior Financing DAC
6.875%, 09/15/2027 (a)(b)	256,000	228,147
CCO Holdings LLC / CCO Holdings Capital Corp.
5.500%, 05/01/2026 (a)	175,000	170,887
5.125%, 05/01/2027 (a)(b)	687,000	644,543
5.000%, 02/01/2028 (a)	561,000	518,925
5.375%, 06/01/2029 (a)(b)	326,000	297,961
6.375%, 09/01/2029 (a)(b)	326,000	311,738
4.750%, 03/01/2030 (a)	645,000	559,537
4.500%, 08/15/2030 (a)(b)	494,000	418,048
4.250%, 02/01/2031 (a)(b)	583,000	479,052
7.375%, 03/01/2031 (a)(b)	227,000	225,108
4.750%, 02/01/2032 (a)	281,000	232,809
4.500%, 05/01/2032 (b)	540,000	440,305
4.500%, 06/01/2033 (a)	385,000	304,862
4.250%, 01/15/2034 (a)	444,000	341,158
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/2027 (a)(b)	263,000	241,549
7.750%, 04/15/2028 (a)	154,000	128,587
7.500%, 06/01/2029 (a)	246,000	196,007
CMG Media Corp.
8.875%, 12/15/2027 (a)	238,000	185,450
CommScope Technologies LLC
6.000%, 06/15/2025 (a)(b)	273,000	248,089
5.000%, 03/15/2027 (a)	120,000	80,205
CommScope, Inc.
6.000%, 03/01/2026 (a)(b)	321,000	294,476
8.250%, 03/01/2027 (a)	223,000	169,151
7.125%, 07/01/2028 (a)(b)	163,000	109,658
4.750%, 09/01/2029 (a)(b)	258,000	198,709
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/2026 (a)	386,000	369,556
Consolidated Communications, Inc.
6.500%, 10/01/2028 (a)	175,000	136,464
5.000%, 10/01/2028 (a)	93,000	69,223
CSC Holdings LLC
5.500%, 04/15/2027 (a)	277,000	237,527
5.375%, 02/01/2028 (a)	234,000	195,390
7.500%, 04/01/2028 (a)	245,000	150,465
11.250%, 05/15/2028 (a)(b)	234,000	231,368
6.500%, 02/01/2029 (a)	385,000	327,250
5.750%, 01/15/2030 (a)	502,000	260,805
4.125%, 12/01/2030 (a)	132,000	95,370
4.625%, 12/01/2030 (a)(b)	520,000	261,527
3.375%, 02/15/2031 (a)	234,000	162,074
4.500%, 11/15/2031 (a)(b)	321,000	230,318
5.000%, 11/15/2031 (a)	117,000	58,970
DirecTV Financing LLC / DirecTV Financing Co-Obligor, Inc.
5.875%, 08/15/2027 (a)	722,000	651,749
DISH DBS Corp.
5.875%, 11/15/2024 (b)	444,000	405,150
7.750%, 07/01/2026	444,000	287,046
5.250%, 12/01/2026 (a)	584,000	478,880
7.375%, 07/01/2028	234,000	131,771
5.750%, 12/01/2028 (a)	436,000	336,674
5.125%, 06/01/2029	351,000	176,378
DISH Network Corp.
11.750%, 11/15/2027 (a)	710,000	714,601
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (a)	269,000	246,308
5.000%, 05/01/2028 (a)	338,000	286,455
6.750%, 05/01/2029 (a)(b)	234,000	181,603
5.875%, 11/01/2029	175,000	127,774
6.000%, 01/15/2030 (a)	234,000	169,943
8.750%, 05/15/2030 (a)	256,000	247,900
8.625%, 03/15/2031 (a)	175,000	167,256
Gen Digital, Inc.
5.000%, 04/15/2025 (a)	227,000	223,843
6.750%, 09/30/2027 (a)	211,000	211,466
7.125%, 09/30/2030 (a)	140,000	140,903
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/2027 (a)	140,000	134,121
3.500%, 03/01/2029 (a)	187,000	160,820
Gray Escrow II, Inc.
5.375%, 11/15/2031 (a)	304,000	210,615
Gray Television, Inc.
5.875%, 07/15/2026 (a)	164,000	147,600
7.000%, 05/15/2027 (a)	175,000	151,375
4.750%, 10/15/2030 (a)	187,000	131,274
Hughes Satellite Systems Corp.
5.250%, 08/01/2026	50,000	46,670
6.625%, 08/01/2026	175,000	158,002
iHeartCommunications, Inc.
6.375%, 05/01/2026	187,000	161,205
8.375%, 05/01/2027 (b)	258,000	176,407
5.250%, 08/15/2027 (a)	175,000	137,594
4.750%, 01/15/2028 (a)	117,000	89,807
Iliad Holding SASU
6.500%, 10/15/2026 (a)	156,000	149,097
7.000%, 10/15/2028 (a)(b)	211,000	198,156
Intelsat Jackson Holdings SA
6.500%, 03/15/2030 (a)(b)	603,000	549,803
Lamar Media Corp.
3.750%, 02/15/2028	140,000	127,750
4.875%, 01/15/2029	93,000	87,188
4.000%, 02/15/2030	128,000	112,904
3.625%, 01/15/2031	128,000	108,251
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (a)	147,000	138,141
5.125%, 07/15/2029 (a)	192,000	159,237
Level 3 Financing, Inc.
3.400%, 03/01/2027 (a)	175,000	154,411
4.625%, 09/15/2027 (a)	234,000	177,795
4.250%, 07/01/2028 (a)	281,000	198,971
3.625%, 01/15/2029 (a)	196,000	128,646
3.750%, 07/15/2029 (a)	211,000	138,060
3.875%, 11/15/2029 (a)	175,000	148,943
10.500%, 05/15/2030 (a)(b)	216,000	223,780
Lumen Technologies, Inc.
5.125%, 12/15/2026 (a)	96,000	49,920
4.000%, 02/15/2027 (a)	293,000	192,648
Match Group Holdings II LLC
5.000%, 12/15/2027 (a)	105,000	99,487
4.625%, 06/01/2028 (a)	117,000	108,670
4.125%, 08/01/2030 (a)	117,000	100,591
3.625%, 10/01/2031 (a)(b)	117,000	96,232
McGraw-Hill Education, Inc.
5.750%, 08/01/2028 (a)	211,000	185,446
8.000%, 08/01/2029 (a)	170,000	145,837
News Corp.
3.875%, 05/15/2029 (a)	234,000	206,641
5.125%, 02/15/2032 (a)	117,000	107,055
Nexstar Media, Inc.
5.625%, 07/15/2027 (a)	393,000	369,961
4.750%, 11/01/2028 (a)	234,000	206,298
Outfront Media Capital LLC / Outfront Media Capital Corp.
6.250%, 06/15/2025 (a)	93,000	92,708
5.000%, 08/15/2027 (a)	152,000	140,110
4.250%, 01/15/2029 (a)	117,000	98,737
4.625%, 03/15/2030 (a)	117,000	97,882
Paramount Global
6.250%, 02/28/2057	152,000	118,940
6.375%, 03/30/2062	194,000	158,838
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/2026 (a)	211,000	169,908
6.500%, 09/15/2028 (a)	184,000	110,860
Rakuten Group, Inc.
10.250%, 11/30/2024 (a)	172,000	171,949
6.250%, 10/22/2171 (a)	234,000	118,679
5.125%, 10/22/2171 (a)	90,000	62,379
Rogers Communications, Inc.
5.250%, 03/15/2082 (a)	175,000	161,438
Scripps Escrow II, Inc.
3.875%, 01/15/2029 (a)	122,000	101,057
Scripps Escrow, Inc.
5.875%, 07/15/2027 (a)	103,000	85,748
Shutterfly Finance LLC
9.750%, 10/01/2027 (a)(c)	0	–
Sinclair Television Group, Inc.
5.500%, 03/01/2030 (a)	117,000	61,425
4.125%, 12/01/2030 (a)	175,000	113,819
Sirius XM Radio, Inc.
3.125%, 09/01/2026 (a)(b)	234,000	210,939
5.000%, 08/01/2027 (a)(b)	326,000	302,365
4.000%, 07/15/2028 (a)(b)	444,000	386,435
5.500%, 07/01/2029 (a)	268,000	244,631
4.125%, 07/01/2030 (a)	326,000	267,962
3.875%, 09/01/2031 (a)	326,000	255,137
Stagwell Global LLC
5.625%, 08/15/2029 (a)	257,000	218,347
Tenga, Inc.
4.750%, 03/15/2026 (a)	128,000	122,432
4.625%, 03/15/2028	234,000	210,015
5.000%, 09/15/2029	257,000	229,051
Telenet Finance Luxembourg Notes SARL
5.500%, 03/01/2028	200,000	183,600
Uber Technologies, Inc.
7.500%, 05/15/2025 (a)	234,000	237,253
8.000%, 11/01/2026 (a)	326,000	332,553
7.500%, 09/15/2027 (a)	256,000	261,332
6.250%, 01/15/2028 (a)	117,000	116,711
4.500%, 08/15/2029 (a)(b)	321,000	296,902
Univision Communications, Inc.
5.125%, 02/15/2025 (a)	321,000	315,289
6.625%, 06/01/2027 (a)	326,000	317,260
4.500%, 05/01/2029 (a)	246,000	213,484
7.375%, 06/30/2030 (a)	211,000	205,198
UPC Broadband Finco BV
4.875%, 07/15/2031 (a)	293,000	246,073
UPC Holding BV
5.500%, 01/15/2028 (a)	106,000	95,021
Viasat, Inc.
5.625%, 09/15/2025 (a)	164,000	153,750
5.625%, 04/15/2027 (a)	140,000	126,122
6.500%, 07/15/2028 (a)	93,000	71,610
Videotron Ltd.
5.125%, 04/15/2027 (a)	140,000	135,266
3.625%, 06/15/2029 (a)(b)	117,000	101,790
Virgin Media Finance PLC
5.000%, 07/15/2030 (a)(b)	216,000	176,310
Virgin Media Secured Finance PLC
5.500%, 05/15/2029 (a)(b)	309,000	285,136
4.500%, 08/15/2030 (a)	214,000	183,719
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (a)	117,000	103,331
Vmed O2 UK Financing I PLC
4.250%, 01/31/2031 (a)(b)	291,000	242,060
4.750%, 07/15/2031 (a)	303,000	255,822
Vodafone Group PLC
7.000%, 04/04/2079	394,000	404,461
3.250%, 06/04/2081	117,000	103,644
4.125%, 06/04/2081	234,000	186,100
VZ Secured Financing BV
5.000%, 01/15/2032 (a)	357,000	291,282
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750%, 08/15/2028 (a)	303,000	254,589
Zayo Group Holdings, Inc.
4.000%, 03/01/2027 (a)(b)	311,000	222,365
6.125%, 03/01/2028 (a)	253,000	155,595
Ziggo Bond Co. BV
6.000%, 01/15/2027 (a)	146,000	135,824
5.125%, 02/28/2030 (a)	67,000	52,762
Ziggo BV
4.875%, 01/15/2030 (a)	172,000	145,941
		34,945,378
Consumer, Cyclical - 22.6%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/2028 (a)	338,000	309,270
4.375%, 01/15/2028 (a)	175,000	161,684
3.500%, 02/15/2029 (a)	175,000	154,047
4.000%, 10/15/2030 (a)	610,000	524,090
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (a)	186,000	178,290
7.000%, 04/15/2028 (a)	117,000	118,038
8.250%, 04/15/2031 (a)	117,000	120,217
Air Canada
3.875%, 08/15/2026 (a)	156,000	144,690
Allison Transmission, Inc.
4.750%, 10/01/2027 (a)	93,000	88,107
5.875%, 06/01/2029 (a)	117,000	113,642
3.750%, 01/30/2031 (a)	109,000	92,289
AMC Entertainment Holdings, Inc.
7.500%, 02/15/2029 (a)	222,000	152,767
American Airlines Group, Inc.
3.750%, 03/01/2025 (a)	117,000	111,763
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026 (a)	586,667	579,407
5.750%, 04/20/2029 (a)	663,000	643,151
American Airlines, Inc.
11.750%, 07/15/2025 (a)	441,000	486,202
7.250%, 02/15/2028 (a)(b)	175,000	173,597
American Axle & Manufacturing, Inc.
6.500%, 04/01/2027	116,000	112,810
6.875%, 07/01/2028	93,000	88,420
5.000%, 10/01/2029	140,000	120,260
American Builders & Contractors Supply Co., Inc.
4.000%, 01/15/2028 (a)	164,000	150,265
3.875%, 11/15/2029 (a)	93,000	80,853
Aramark Services, Inc.
5.000%, 04/01/2025 (a)	140,000	138,577
6.375%, 05/01/2025 (a)(b)	326,000	327,263
5.000%, 02/01/2028 (a)	269,000	254,189
Asbury Automotive Group, Inc.
4.500%, 03/01/2028	94,000	86,310
4.625%, 11/15/2029 (a)	62,000	54,923
4.750%, 03/01/2030	104,000	91,976
5.000%, 02/15/2032 (a)	140,000	121,972
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, 04/01/2030 (a)	93,000	79,759
Aston Martin Capital Holdings Ltd.
10.500%, 11/30/2025 (a)	238,000	240,624
Bath & Body Works, Inc.
5.250%, 02/01/2028	117,000	111,753
7.500%, 06/15/2029	117,000	118,368
6.625%, 10/01/2030 (a)	234,000	226,197
Beacon Roofing Supply, Inc.
6.500%, 08/01/2030 (a)	125,000	125,312
Boyd Gaming Corp.
4.750%, 12/01/2027	234,000	220,589
4.750%, 06/15/2031 (a)	181,000	161,940
Brookfield Residential Properties Inc. / Brookfield Residential US LLC
6.250%, 09/15/2027 (a)	140,000	129,373
4.875%, 02/15/2030 (a)	117,000	95,349
Caesars Entertainment, Inc.
6.250%, 07/01/2025 (a)	722,000	717,578
8.125%, 07/01/2027 (a)(b)	397,000	406,881
4.625%, 10/15/2029 (a)	236,000	207,680
7.000%, 02/15/2030 (a)	444,000	448,329
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/2025 (a)	209,000	211,090
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/2028 (a)	441,000	481,346
Carvana Co.
5.625%, 10/01/2025 (a)(b)	117,000	105,380
5.500%, 04/15/2027 (a)	140,000	101,541
5.875%, 10/01/2028 (a)	140,000	86,961
4.875%, 09/01/2029 (a)	175,000	108,500
10.250%, 05/01/2030 (a)	623,000	494,941
CDI Escrow Issuer, Inc.
5.750%, 04/01/2030 (a)	166,000	154,173
Cedar Fair LP
5.250%, 07/15/2029	117,000	105,031
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.375%, 04/15/2027	117,000	110,580
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.500%, 05/01/2025 (a)	204,000	201,908
Century Communities, Inc.
6.750%, 06/01/2027	117,000	117,439
3.875%, 08/15/2029 (a)	117,000	101,875
Churchill Downs, Inc.
5.500%, 04/01/2027 (a)	140,000	135,482
4.750%, 01/15/2028 (a)	39,000	36,082
6.750%, 05/01/2031 (a)	140,000	136,903
Cinemark USA, Inc.
5.875%, 03/15/2026 (a)	94,000	88,944
5.250%, 07/15/2028 (a)	179,000	156,919
Clarios Global LP
6.750%, 05/15/2025 (a)	105,000	105,135
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/2026 (a)	211,000	210,779
8.500%, 05/15/2027 (a)(b)	432,000	437,265
6.750%, 05/15/2028 (a)	175,000	176,378
Dana, Inc.
5.375%, 11/15/2027	93,000	89,413
5.625%, 06/15/2028	93,000	88,640
4.250%, 09/01/2030	93,000	79,821
Delta Air Lines, Inc.
2.900%, 10/28/2024	211,000	202,861
7.375%, 01/15/2026	201,000	209,115
4.375%, 04/19/2028	117,000	111,092
3.750%, 10/28/2029	140,000	126,812
eG Global Finance PLC
6.750%, 02/07/2025 (a)	175,000	172,169
8.500%, 10/30/2025 (a)	148,000	146,551
Ferrellgas LP / Ferrellgas Finance Corp.
5.375%, 04/01/2026 (a)	27,000	25,462
5.875%, 04/01/2029 (a)	193,000	165,980
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/2029 (a)	234,000	204,908
6.750%, 01/15/2030 (a)	263,000	225,522
FirstCash, Inc.
5.625%, 01/01/2030 (a)	128,000	118,246
Ford Motor Co.
4.346%, 12/08/2026	273,000	266,707
9.625%, 04/22/2030	86,000	100,692
3.250%, 02/12/2032 (b)	453,000	358,119
6.100%, 08/19/2032 (b)	313,000	302,756
Ford Motor Credit Co. LLC
3.664%, 09/08/2024 (b)	149,000	144,862
4.063%, 11/01/2024	248,000	240,529
2.300%, 02/10/2025	179,000	167,825
4.687%, 06/09/2025	119,000	115,541
5.125%, 06/16/2025	323,000	314,521
4.134%, 08/04/2025	199,000	189,796
3.375%, 11/13/2025	273,000	255,513
4.389%, 01/08/2026	239,000	227,545
6.950%, 03/06/2026	229,000	231,103
4.542%, 08/01/2026	149,000	141,129
2.700%, 08/10/2026	258,000	231,287
4.271%, 01/09/2027	179,000	167,171
4.950%, 05/28/2027	268,000	254,757
4.125%, 08/17/2027	224,000	205,107
3.815%, 11/02/2027	149,000	133,728
7.350%, 11/04/2027	183,000	187,952
2.900%, 02/16/2028	149,000	128,289
6.800%, 05/12/2028 (b)	258,000	260,399
2.900%, 02/10/2029	149,000	124,415
5.113%, 05/03/2029	181,000	168,858
7.350%, 03/06/2030	114,000	118,098
7.200%, 06/10/2030	100,000	102,509
4.000%, 11/13/2030	268,000	230,543
3.625%, 06/17/2031	199,000	164,626
The Gap Inc.
3.625%, 10/01/2029 (a)	175,000	130,375
3.875%, 10/01/2031 (a)	175,000	125,125
The Goodyear Tire & Rubber Co.
9.500%, 05/31/2025	187,000	191,880
5.000%, 07/15/2029	199,000	183,498
5.250%, 04/30/2031 (b)	128,000	116,113
5.250%, 07/15/2031	140,000	125,086
5.625%, 04/30/2033	105,000	93,982
H&E Equipment Services, Inc.
3.875%, 12/15/2028 (a)	293,000	257,580
Hanesbrands, Inc.
4.875%, 05/15/2026 (a)(b)	211,000	197,607
9.000%, 02/15/2031 (a)(b)	140,000	143,220
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/2026 (a)	251,000	236,839
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/2025 (a)(b)	117,000	116,232
5.750%, 05/01/2028 (a)	117,000	115,205
3.750%, 05/01/2029 (a)	187,000	166,648
4.875%, 01/15/2030	234,000	219,275
4.000%, 05/01/2031 (a)	257,000	224,232
3.625%, 02/15/2032 (a)	296,000	248,640
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (a)	84,000	74,949
4.875%, 07/01/2031 (a)	117,000	99,889
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.875%, 04/01/2027	140,000	135,275
International Game Technology PLC
6.500%, 02/15/2025 (a)	117,000	116,801
4.125%, 04/15/2026 (a)	175,000	166,286
6.250%, 01/15/2027 (a)	175,000	175,044
5.250%, 01/15/2029 (a)	175,000	166,006
Jaguar Land Rover Automotive PLC
7.750%, 10/15/2025 (a)	164,000	166,050
4.500%, 10/01/2027 (a)(b)	117,000	105,277
5.875%, 01/15/2028 (a)	152,000	142,007
5.500%, 07/15/2029 (a)	117,000	103,344
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (a)	175,000	169,161
Kohl's Corp.
4.625%, 05/01/2031 (b)	117,000	85,889
Las Vegas Sands Corp.
3.200%, 08/08/2024	235,000	228,361
2.900%, 06/25/2025	117,000	110,103
3.500%, 08/18/2026	234,000	218,194
3.900%, 08/08/2029	175,000	156,826
LBM Acquisition LLC
6.250%, 01/15/2029 (a)(b)	192,000	165,485
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (a)	234,000	204,165
Life Time, Inc.
5.750%, 01/15/2026 (a)	216,000	211,933
8.000%, 04/15/2026 (a)	111,000	111,072
Lithia Motors, Inc.
4.625%, 12/15/2027 (a)	93,000	86,482
3.875%, 06/01/2029 (a)	187,000	161,054
4.375%, 01/15/2031 (a)	128,000	110,080
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (a)	134,000	131,655
6.500%, 05/15/2027 (a)	256,000	256,800
4.750%, 10/15/2027 (a)(b)	222,000	207,015
3.750%, 01/15/2028 (a)	117,000	104,803
Macy's Retail Holdings LLC
5.875%, 04/01/2029 (a)(b)	117,000	108,634
5.875%, 03/15/2030 (a)(b)	99,000	89,348
6.125%, 03/15/2032 (a)(b)	99,000	88,714
Mattamy Group Corp.
5.250%, 12/15/2027 (a)	117,000	110,612
4.625%, 03/01/2030 (a)	140,000	122,869
Melco Resorts Finance Ltd.
4.875%, 06/06/2025 (a)	234,000	224,119
5.250%, 04/26/2026 (a)	117,000	110,292
5.625%, 07/17/2027 (a)	140,000	128,030
5.750%, 07/21/2028 (a)	199,000	178,234
5.375%, 12/04/2029 (a)	244,000	209,047
Meritage Homes Corp.
6.000%, 06/01/2025	93,000	93,291
3.875%, 04/15/2029 (a)	105,000	94,179
MGM China Holdings Ltd.
5.250%, 06/18/2025 (a)	117,000	113,171
5.875%, 05/15/2026 (a)	175,000	169,837
4.750%, 02/01/2027 (a)	175,000	160,563
MGM Resorts International
6.750%, 05/01/2025	175,000	175,875
5.750%, 06/15/2025	158,000	156,320
4.625%, 09/01/2026	93,000	88,079
5.500%, 04/15/2027	158,000	152,599
4.750%, 10/15/2028	175,000	161,656
The Michaels Cos., Inc.
7.875%, 05/01/2029 (a)	304,000	214,624
Mohegan Tribal Gaming Authority
8.000%, 02/01/2026 (a)	190,000	175,702
13.250%, 12/15/2027 (a)	117,000	124,196
Murphy Oil USA, Inc.
4.750%, 09/15/2029	117,000	107,616
3.750%, 02/15/2031 (a)	117,000	99,304
NCL Corp. Ltd.
3.625%, 12/15/2024 (a)	132,000	126,720
5.875%, 03/15/2026 (a)	304,000	288,040
5.875%, 02/15/2027 (a)	109,000	105,953
8.375%, 02/01/2028 (a)	140,000	145,839
7.750%, 02/15/2029 (a)	140,000	133,986
NCL Finance Ltd.
6.125%, 03/15/2028 (a)	123,000	111,930
Newell Brands, Inc.
4.875%, 06/01/2025	117,000	113,253
5.875%, 04/01/2026	414,000	394,347
6.375%, 09/15/2027 (b)	117,000	115,523
6.625%, 09/15/2029	42,000	41,896
NMG Holding Co. Inc. / Neiman Marcus Group LLC
7.125%, 04/01/2026 (a)	232,000	216,645
Nordstrom, Inc.
4.375%, 04/01/2030	117,000	98,222
4.250%, 08/01/2031 (b)	99,000	78,076
Odeon Finco PLC
12.750%, 11/01/2027 (a)	93,000	93,021
Penske Automotive Group, Inc.
3.500%, 09/01/2025	128,000	122,120
3.750%, 06/15/2029	117,000	101,205
PetSmart Inc. / PetSmart Finance Corp.
4.750%, 02/15/2028 (a)	256,000	234,731
7.750%, 02/15/2029 (a)	239,000	232,819
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.625%, 09/01/2029 (a)	115,000	87,443
5.875%, 09/01/2031 (a)	175,000	129,484
QVC, Inc.
4.450%, 02/15/2025	140,000	119,182
4.750%, 02/15/2027	134,000	86,738
4.375%, 09/01/2028	117,000	66,263
Resorts World Las Vegas LLC / RWLV Capital, Inc.
4.625%, 04/16/2029 (a)	234,000	195,098
Ritchie Bros Holdings, Inc.
6.750%, 03/15/2028 (a)	128,000	129,756
7.750%, 03/15/2031 (a)	187,000	195,323
Rite Aid Corp.
8.000%, 11/15/2026 (a)	199,000	99,500
Scientific Games International, Inc.
8.625%, 07/01/2025 (a)	128,000	130,797
7.000%, 05/15/2028 (a)	164,000	163,836
7.250%, 11/15/2029 (a)	117,000	116,927
The Scotts Miracle-Gro Co.
4.500%, 10/15/2029	96,000	84,481
4.000%, 04/01/2031	111,000	89,980
4.375%, 02/01/2032	93,000	75,855
Six Flags Entertainment Corp.
5.500%, 04/15/2027 (a)	117,000	110,729
7.250%, 05/15/2031 (a)	187,000	178,585
Sonic Automotive, Inc.
4.625%, 11/15/2029 (a)	152,000	130,150
4.875%, 11/15/2031 (a)	117,000	97,367
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000%, 09/20/2025 (a)	119,000	120,140
8.000%, 09/20/2025 (a)	140,000	141,342
SRS Distribution, Inc.
4.625%, 07/01/2028 (a)	152,000	138,331
6.125%, 07/01/2029 (a)	105,000	92,473
6.000%, 12/01/2029 (a)	199,000	172,119
Staples, Inc.
7.500%, 04/15/2026 (a)	394,000	326,232
10.750%, 04/15/2027 (a)	234,000	135,135
Station Casinos LLC
4.500%, 02/15/2028 (a)	160,000	144,574
4.625%, 12/01/2031 (a)	42,000	35,490
Studio City Finance Ltd.
6.000%, 07/15/2025 (a)	117,000	110,796
6.500%, 01/15/2028 (a)	117,000	100,912
5.000%, 01/15/2029 (a)	257,000	197,890
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/2031 (a)	152,000	130,787
Taylor Morrison Communities, Inc.
5.875%, 06/15/2027 (a)	117,000	115,391
5.750%, 01/15/2028 (a)	105,000	102,322
5.125%, 08/01/2030 (a)	117,000	109,220
Tempur Sealy International, Inc.
4.000%, 04/15/2029 (a)	187,000	160,960
3.875%, 10/15/2031 (a)(b)	187,000	151,190
The Goodyear Tire & Rubber Co.
5.000%, 05/31/2026	211,000	205,039
4.875%, 03/15/2027	39,000	37,416
The Michaels Cos., Inc.
5.250%, 05/01/2028 (a)(b)	199,000	169,150
TKC Holdings, Inc.
6.875%, 05/15/2028 (a)	99,000	87,579
10.500%, 05/15/2029 (a)	158,000	120,589
Travel + Leisure Co.
6.625%, 07/31/2026 (a)	152,000	150,778
6.000%, 04/01/2027	93,000	90,884
4.500%, 12/01/2029 (a)	152,000	131,181
United Airlines, Inc.
4.375%, 04/15/2026 (a)	444,000	420,389
4.625%, 04/15/2029 (a)	429,000	388,288
Viking Cruises Ltd.
5.875%, 09/15/2027 (a)	193,000	180,163
7.000%, 02/15/2029 (a)	117,000	110,770
9.125%, 07/15/2031 (a)	100,000	102,800
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
7.875%, 05/01/2027 (a)	117,000	108,042
9.500%, 06/01/2028 (a)	117,000	112,105
6.375%, 02/01/2030 (a)	134,000	113,308
VOC Escrow Ltd.
5.000%, 02/15/2028 (a)	158,000	146,949
WMG Acquisition Corp.
3.750%, 12/01/2029 (a)	126,000	110,565
3.875%, 07/15/2030 (a)	125,000	109,474
3.000%, 02/15/2031 (a)	187,000	152,874
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.500%, 03/01/2025 (a)	397,000	389,784
5.250%, 05/15/2027 (a)(b)	211,000	200,608
Wynn Macau Ltd.
4.875%, 10/01/2024 (a)	140,000	136,477
5.500%, 01/15/2026 (a)	234,000	221,023
5.500%, 10/01/2027 (a)	175,000	158,156
5.625%, 08/26/2028 (a)	291,000	258,263
5.125%, 12/15/2029 (a)	234,000	197,847
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/2029 (a)	175,000	158,584
7.125%, 02/15/2031 (a)	140,000	139,850
Yum! Brands, Inc.
4.750%, 01/15/2030 (a)	187,000	174,666
3.625%, 03/15/2031	246,000	211,305
4.625%, 01/31/2032	257,000	232,818
5.375%, 04/01/2032	234,000	221,365
ZF North America Capital, Inc.
4.750%, 04/29/2025 (a)	252,000	244,117
6.875%, 04/14/2028 (a)	140,000	142,101
7.125%, 04/14/2030 (a)	140,000	143,992
		44,759,299
Consumer, Non-cyclical - 15.9%
AdaptHealth LLC
4.625%, 08/01/2029 (a)	117,000	96,338
5.125%, 03/01/2030 (a)	140,000	116,372
The ADT Security Corp
4.125%, 08/01/2029 (a)	234,000	203,691
Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC
7.500%, 03/15/2026 (a)	140,000	142,905
3.250%, 03/15/2026 (a)	175,000	162,819
4.625%, 01/15/2027 (a)	291,000	276,217
5.875%, 02/15/2028 (a)	175,000	170,987
6.500%, 02/15/2028 (a)	175,000	174,312
3.500%, 03/15/2029 (a)	291,000	253,327
4.875%, 02/15/2030 (a)	109,000	100,316
Albion Financing 1 SARL / Aggreko Holdings, Inc.
6.125%, 10/15/2026 (a)	132,000	123,760
Albion Financing 2 SARL
8.750%, 04/15/2027 (a)	105,000	97,716
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/2026 (a)(b)	399,000	381,807
9.750%, 07/15/2027 (a)(b)	246,000	225,299
6.000%, 06/01/2029 (a)	160,000	122,508
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625%, 06/01/2028 (a)	287,000	244,647
4.625%, 06/01/2028 (a)	181,000	152,945
APX Group, Inc.
6.750%, 02/15/2027 (a)	140,000	137,076
5.750%, 07/15/2029 (a)	187,000	161,867
Avantor Funding, Inc.
4.625%, 07/15/2028 (a)	338,000	313,495
3.875%, 11/01/2029 (a)	187,000	163,934
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.750%, 07/15/2027 (a)	93,000	89,857
4.750%, 04/01/2028 (a)	117,000	106,310
5.375%, 03/01/2029 (a)(b)	140,000	130,200
B&G Foods, Inc.
5.250%, 04/01/2025	131,000	124,738
5.250%, 09/15/2027	128,000	110,373
Bausch Health Americas, Inc.
9.250%, 04/01/2026 (a)	173,000	148,440
8.500%, 01/31/2027 (a)	150,000	83,433
Bausch Health Cos., Inc.
5.500%, 11/01/2025 (a)(b)	368,000	331,200
9.000%, 12/15/2025 (a)	224,000	206,752
6.125%, 02/01/2027 (a)	234,000	154,039
5.750%, 08/15/2027 (a)	117,000	74,915
5.000%, 01/30/2028 (a)	101,000	46,962
4.875%, 06/01/2028 (a)	350,000	212,667
11.000%, 09/30/2028 (a)	391,000	288,935
6.250%, 02/15/2029 (a)	192,000	90,400
5.000%, 02/15/2029 (a)	106,000	48,906
5.250%, 01/30/2030 (a)	182,000	82,310
5.250%, 02/15/2031 (a)	108,000	48,946
Block, Inc.
2.750%, 06/01/2026	209,000	190,928
3.500%, 06/01/2031	124,000	103,842
The Brink's Co.
5.500%, 07/15/2025 (a)	93,000	92,081
4.625%, 10/15/2027 (a)	140,000	131,600
Catalent Pharma Solutions, Inc.
5.000%, 07/15/2027 (a)	117,000	109,947
3.125%, 02/15/2029 (a)	128,000	107,234
3.500%, 04/01/2030 (a)(b)	152,000	127,300
Central Garden & Pet Co.
4.125%, 10/15/2030 (b)	117,000	99,482
4.125%, 04/30/2031 (a)	93,000	77,839
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (a)	27,000	23,886
4.000%, 03/15/2031 (a)	117,000	101,996
CHS/Community Health Systems, Inc.
8.000%, 03/15/2026 (a)(b)	467,000	458,146
5.625%, 03/15/2027 (a)(b)	415,000	368,628
8.000%, 12/15/2027 (a)(b)	164,000	160,515
6.875%, 04/01/2028 (a)	177,000	109,714
6.000%, 01/15/2029 (a)	211,000	180,194
6.875%, 04/15/2029 (a)(b)	295,000	195,714
6.125%, 04/01/2030 (a)	288,000	181,609
5.250%, 05/15/2030 (a)	324,000	257,479
4.750%, 02/15/2031 (a)	163,000	123,472
Coty Inc./HFC Prestige Products Inc./HFC Prestige International US LLC
6.625%, 07/15/2030 (a)	150,000	151,313
Coty, Inc.
6.500%, 04/15/2026 (a)	110,000	109,450
5.000%, 04/15/2026 (a)	186,000	179,806
4.750%, 01/15/2029 (a)	117,000	108,544
Darling Ingredients, Inc.
6.000%, 06/15/2030 (a)(b)	134,000	131,903
DaVita, Inc.
4.625%, 06/01/2030 (a)(b)	494,000	421,036
3.750%, 02/15/2031 (a)	326,000	260,898
Edgewell Personal Care Co.
5.500%, 06/01/2028 (a)	175,000	166,320
4.125%, 04/01/2029 (a)(b)	117,000	102,299
Encompass Health Corp.
4.500%, 02/01/2028	187,000	173,894
4.750%, 02/01/2030	187,000	169,961
4.625%, 04/01/2031	93,000	82,645
Garda World Security Corp.
4.625%, 02/15/2027 (a)	133,000	123,308
9.500%, 11/01/2027 (a)(b)	141,000	138,004
7.750%, 02/15/2028 (a)	93,000	92,511
6.000%, 06/01/2029 (a)	117,000	97,402
Gartner, Inc.
4.500%, 07/01/2028 (a)	187,000	174,714
3.625%, 06/15/2029 (a)	140,000	123,476
3.750%, 10/01/2030 (a)	102,000	89,029
Grand Canyon University
4.125%, 10/01/2024	117,000	110,857
5.125%, 10/01/2028	93,000	84,328
Herbalife Nutrition Ltd. / HLF Financing, Inc.
7.875%, 09/01/2025 (a)	15,000	14,285
Herc Holdings, Inc.
5.500%, 07/15/2027 (a)	256,000	246,006
The Hertz Corp.
4.625%, 12/01/2026 (a)	117,000	105,644
5.000%, 12/01/2029 (a)	234,000	193,342
HLF Financing SARL LLC / Herbalife International, Inc.
4.875%, 06/01/2029 (a)(b)	140,000	106,400
Hologic, Inc.
4.625%, 02/01/2028 (a)	93,000	88,250
3.250%, 02/15/2029 (a)	222,000	194,250
IQVIA, Inc.
5.000%, 10/15/2026 (a)	221,000	214,746
5.000%, 05/15/2027 (a)(b)	232,000	223,984
6.500%, 05/15/2030 (a)	117,000	118,212
Jazz Securities DAC
4.375%, 01/15/2029 (a)	236,000	209,874
Kronos Acquisition Holdings Inc. / KIK Custom Products, Inc.
5.000%, 12/31/2026 (a)	111,000	102,931
7.000%, 12/31/2027 (a)	123,000	108,390
Lamb Weston Holdings, Inc.
4.875%, 05/15/2028 (a)	117,000	111,004
4.125%, 01/31/2030 (a)	202,000	178,388
4.375%, 01/31/2032 (a)	164,000	143,910
Legacy LifePoint Health LLC
6.750%, 04/15/2025 (a)	140,000	142,275
4.375%, 02/15/2027 (a)	140,000	120,750
LifePoint Health, Inc.
5.375%, 01/15/2029 (a)	117,000	83,187
Medline Borrower LP
3.875%, 04/01/2029 (a)	895,000	783,125
5.250%, 10/01/2029 (a)(b)	501,000	444,131
ModivCare Escrow Issuer, Inc.
5.000%, 10/01/2029 (a)	117,000	83,920
ModivCare, Inc.
5.875%, 11/15/2025 (a)	117,000	108,553
Molina Healthcare, Inc.
4.375%, 06/15/2028 (a)	187,000	171,565
3.875%, 11/15/2030 (a)(b)	107,000	91,485
3.875%, 05/15/2032 (a)	175,000	146,073
MPH Acquisition Holdings LLC
5.500%, 09/01/2028 (a)	246,000	213,712
5.750%, 11/01/2028 (a)	175,000	134,094
Neptune Bidco US, Inc.
9.290%, 04/15/2029 (a)	562,000	517,040
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125%, 04/30/2028 (a)	462,000	414,527
5.125%, 04/30/2031 (a)(b)	444,000	376,474
Owens & Minor, Inc.
4.500%, 03/31/2029 (a)	117,000	100,884
6.625%, 04/01/2030 (a)(b)	140,000	128,622
Performance Food Group, Inc.
5.500%, 10/15/2027 (a)(b)	248,000	240,341
4.250%, 08/01/2029 (a)	234,000	207,800
Perrigo Finance Unlimited Co.
3.900%, 12/15/2024	164,000	158,916
4.375%, 03/15/2026	164,000	154,980
4.400%, 06/15/2030	175,000	156,340
Pilgrim's Pride Corp.
5.875%, 09/30/2027 (a)	174,000	171,932
4.250%, 04/15/2031	109,000	94,285
3.500%, 03/01/2032	211,000	169,929
6.250%, 07/01/2033 (b)	234,000	232,362
Post Holdings, Inc.
5.750%, 03/01/2027 (a)	107,000	104,907
5.625%, 01/15/2028 (a)	195,000	188,355
5.500%, 12/15/2029 (a)	263,000	244,203
4.625%, 04/15/2030 (a)	324,000	285,851
4.500%, 09/15/2031 (a)(b)	239,000	203,249
Prestige Brands, Inc.
5.125%, 01/15/2028 (a)	93,000	89,172
3.750%, 04/01/2031 (a)	140,000	117,530
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/2026 (a)	291,000	284,828
3.375%, 08/31/2027 (a)	234,000	206,505
6.250%, 01/15/2028 (a)	179,000	168,598
Radiology Partners, Inc.
9.250%, 02/01/2028 (a)	166,000	67,064
RegionalCare Hospital Partners Holdings Inc. / LifePoint Health, Inc.
9.750%, 12/01/2026 (a)	309,000	289,688
RP Escrow Issuer LLC
5.250%, 12/15/2025 (a)	187,000	128,605
Sabre GLBL, Inc.
7.375%, 09/01/2025 (a)	199,000	179,598
11.250%, 12/15/2027 (a)	130,000	115,011
Select Medical Corp.
6.250%, 08/15/2026 (a)(b)	257,000	254,738
Service Corp. International
4.625%, 12/15/2027	128,000	121,593
5.125%, 06/01/2029	175,000	166,250
3.375%, 08/15/2030	199,000	165,864
4.000%, 05/15/2031	187,000	159,417
Sotheby's
7.375%, 10/15/2027 (a)	179,000	158,348
Spectrum Brands, Inc.
3.875%, 03/15/2031 (a)	117,000	96,788
Teleflex, Inc.
4.625%, 11/15/2027	117,000	110,734
4.250%, 06/01/2028 (a)	117,000	108,547
Tenet Healthcare Corp.
4.875%, 01/01/2026	467,000	452,250
6.250%, 02/01/2027	326,000	320,091
5.125%, 11/01/2027	326,000	309,700
4.625%, 06/15/2028	140,000	129,675
6.125%, 10/01/2028 (b)	431,000	410,144
4.250%, 06/01/2029	303,000	269,706
4.375%, 01/15/2030	315,000	280,855
6.125%, 06/15/2030	444,000	433,677
6.750%, 05/15/2031 (a)	291,000	290,236
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/2025	99,000	99,725
3.150%, 10/01/2026 (b)	652,000	589,636
4.750%, 05/09/2027 (b)	234,000	219,298
6.750%, 03/01/2028 (b)	167,000	165,372
5.125%, 05/09/2029	194,000	178,420
7.875%, 09/15/2029	140,000	145,775
8.125%, 09/15/2031 (b)	117,000	123,978
United Rentals North America, Inc.
5.500%, 05/15/2027	117,000	115,113
3.875%, 11/15/2027	175,000	162,295
4.875%, 01/15/2028 (b)	361,000	344,945
5.250%, 01/15/2030	175,000	166,834
4.000%, 07/15/2030	175,000	154,346
3.875%, 02/15/2031	257,000	221,787
3.750%, 01/15/2032	175,000	147,787
US Foods, Inc.
6.250%, 04/15/2025 (a)	209,000	209,327
4.750%, 02/15/2029 (a)(b)	211,000	194,431
4.625%, 06/01/2030 (a)	117,000	105,329
Vector Group Ltd.
10.500%, 11/01/2026 (a)	125,000	125,262
5.750%, 02/01/2029 (a)	205,000	178,465
Verscend Escrow Corp.
9.750%, 08/15/2026 (a)	217,000	217,743
Williams Scotsman International, Inc.
6.125%, 06/15/2025 (a)	123,000	122,578
4.625%, 08/15/2028 (a)	117,000	107,946
		31,510,112
Energy - 11.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
7.875%, 05/15/2026 (a)	128,000	130,665
5.750%, 03/01/2027 (a)	152,000	147,240
5.750%, 01/15/2028 (a)	152,000	146,292
5.375%, 06/15/2029 (a)	175,000	164,121
Antero Resources Corp.
7.625%, 02/01/2029 (a)	97,000	99,414
5.375%, 03/01/2030 (a)(b)	140,000	130,462
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, 04/01/2027 (a)	117,000	114,786
6.250%, 04/01/2028 (a)	187,000	178,086
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.000%, 11/01/2026 (a)	140,000	137,076
8.250%, 12/31/2028 (a)	120,000	119,170
5.875%, 06/30/2029 (a)	93,000	84,017
Baytex Energy Corp.
8.750%, 04/01/2027 (a)	110,000	112,867
8.500%, 04/30/2030 (a)	187,000	189,618
Buckeye Partners LP
4.125%, 03/01/2025 (a)	117,000	112,613
3.950%, 12/01/2026	140,000	128,264
4.125%, 12/01/2027 (b)	93,000	84,510
4.500%, 03/01/2028 (a)	117,000	105,803
Callon Petroleum Co.
8.000%, 08/01/2028 (a)(b)	152,000	154,584
7.500%, 06/15/2030 (a)(b)	140,000	135,450
Chesapeake Energy Corp.
5.500%, 02/01/2026 (a)	117,000	115,062
5.875%, 02/01/2029 (a)	117,000	111,967
6.750%, 04/15/2029 (a)	197,000	195,769
Citgo Holding, Inc.
9.250%, 08/01/2024 (a)	316,000	315,802
CITGO Petroleum Corp.
7.000%, 06/15/2025 (a)	233,000	230,466
6.375%, 06/15/2026 (a)	152,000	148,512
Civitas Resources, Inc.
8.375%, 07/01/2028 (a)	250,000	257,488
8.750%, 07/01/2031 (a)	250,000	258,750
CNX Resources Corp.
6.000%, 01/15/2029 (a)	117,000	109,395
7.375%, 01/15/2031 (a)	117,000	115,830
Comstock Resources, Inc.
6.750%, 03/01/2029 (a)	242,000	225,665
5.875%, 01/15/2030 (a)	146,000	129,551
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/2031 (a)	213,000	193,830
Crescent Energy Finance LLC
7.250%, 05/01/2026 (a)	164,000	161,779
9.250%, 02/15/2028 (a)	93,000	94,600
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.750%, 04/01/2025	117,000	115,931
5.625%, 05/01/2027 (a)	140,000	133,350
6.000%, 02/01/2029 (a)	164,000	155,127
8.000%, 04/01/2029 (a)	105,000	106,912
7.375%, 02/01/2031 (a)	140,000	140,028
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/2025 (a)	252,000	248,913
5.000%, 05/01/2029 (a)	93,000	87,385
CVR Energy, Inc.
5.250%, 02/15/2025 (a)	140,000	136,488
5.750%, 02/15/2028 (a)	93,000	85,060
DT Midstream, Inc.
4.125%, 06/15/2029 (a)(b)	257,000	228,113
4.375%, 06/15/2031 (a)	234,000	202,995
Earthstone Energy Holdings LLC
8.000%, 04/15/2027 (a)(b)	100,000	99,625
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/2028 (a)	204,000	198,900
Energian Israel Finance Ltd.
4.875%, 03/30/2026 (a)	146,000	136,459
5.375%, 03/30/2028 (a)	146,000	132,441
5.875%, 03/30/2031 (a)	146,000	127,932
EnLink Midstream LLC
5.625%, 01/15/2028 (a)	117,000	114,221
5.375%, 06/01/2029	116,000	110,809
6.500%, 09/01/2030 (a)	184,000	185,313
EnLink Midstream Partners LP
4.150%, 06/01/2025	98,000	94,325
4.850%, 07/15/2026	115,000	111,733
EQM Midstream Partners LP
6.000%, 07/01/2025 (a)	93,000	92,379
4.125%, 12/01/2026 (b)	117,000	109,757
7.500%, 06/01/2027 (a)	117,000	118,736
6.500%, 07/01/2027 (a)	211,000	209,945
5.500%, 07/15/2028 (b)	104,000	100,143
4.500%, 01/15/2029 (a)	187,000	170,881
7.500%, 06/01/2030 (a)	117,000	120,888
4.750%, 01/15/2031 (a)	197,000	175,819
Genesis Energy LP / Genesis Energy Finance Corp.
6.500%, 10/01/2025	125,000	123,691
8.000%, 01/15/2027 (b)	234,000	230,323
7.750%, 02/01/2028	162,000	157,343
8.875%, 04/15/2030	117,000	116,698
Hess Midstream Operations LP
5.625%, 02/15/2026 (a)	186,000	183,210
5.125%, 06/15/2028 (a)	128,000	121,385
4.250%, 02/15/2030 (a)	50,000	43,936
5.500%, 10/15/2030 (a)	93,000	87,420
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 (a)	140,000	134,026
5.750%, 02/01/2029 (a)	140,000	129,926
6.000%, 04/15/2030 (a)	117,000	108,059
6.000%, 02/01/2031 (a)	140,000	127,792
6.250%, 04/15/2032 (a)	117,000	106,743
ITT Holdings LLC
6.500%, 08/01/2029 (a)	201,000	172,942
Kinetik Holdings LP
5.875%, 06/15/2030 (a)	169,000	162,451
Leviathan Bond Ltd.
6.125%, 06/30/2025	140,000	137,549
6.500%, 06/30/2027	140,000	135,723
6.750%, 06/30/2030	128,000	120,832
Matador Resources Co.
5.875%, 09/15/2026	163,000	158,518
6.875%, 04/15/2028 (a)	117,000	116,385
MEG Energy Corp.
7.125%, 02/01/2027 (a)	136,000	138,057
5.875%, 02/01/2029 (a)	140,000	134,452
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (a)	164,000	153,407
10.500%, 05/15/2027 (a)	117,000	114,419
Murphy Oil Corp.
5.875%, 12/01/2027 (b)	127,000	125,540
6.375%, 07/15/2028	105,000	104,157
Nabors Industries Ltd.
7.250%, 01/15/2026 (a)	131,000	126,311
Nabors Industries, Inc.
5.750%, 02/01/2025	117,000	114,660
7.375%, 05/15/2027 (a)	164,000	160,646
New Fortress Energy, Inc.
6.750%, 09/15/2025 (a)	253,000	240,914
6.500%, 09/30/2026 (a)(b)	306,000	280,755
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/2026 (a)	435,000	429,628
Northern Oil and Gas, Inc.
8.125%, 03/01/2028 (a)	165,000	163,842
8.750%, 06/15/2031 (a)	117,000	118,264
NuStar Logistics LP
5.750%, 10/01/2025	140,000	138,025
6.000%, 06/01/2026	117,000	115,400
5.625%, 04/28/2027	128,000	124,453
6.375%, 10/01/2030	140,000	134,925
Parkland Corp.
5.875%, 07/15/2027 (a)	117,000	113,868
4.500%, 10/01/2029 (a)	187,000	165,542
4.625%, 05/01/2030 (a)	187,000	164,638
PBF Holding Co. LLC / PBF Finance Corp.
7.250%, 06/15/2025	157,000	156,940
6.000%, 02/15/2028	187,000	176,544
Permian Resources Operating LLC
5.875%, 07/01/2029 (a)	164,000	156,056
Puma International Financing SA
5.000%, 01/24/2026 (a)	200,000	182,734
Range Resources Corp.
4.875%, 05/15/2025 (b)	175,000	171,741
8.250%, 01/15/2029	140,000	145,410
4.750%, 02/15/2030 (a)	117,000	107,348
Rockies Express Pipeline LLC
3.600%, 05/15/2025 (a)	93,000	88,318
4.950%, 07/15/2029 (a)	128,000	117,091
SM Energy Co.
6.750%, 09/15/2026	98,000	96,284
6.625%, 01/15/2027	97,000	95,549
6.500%, 07/15/2028	93,000	90,879
Southwestern Energy Co.
5.375%, 02/01/2029	163,000	153,424
5.375%, 03/15/2030 (b)	156,000	145,907
4.750%, 02/01/2032	269,000	239,502
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
9.000%, 10/15/2026 (a)	184,000	181,485
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/2027	15,000	14,850
5.875%, 03/15/2028	93,000	90,593
4.500%, 05/15/2029	187,000	167,753
4.500%, 04/30/2030	187,000	166,034
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
7.500%, 10/01/2025 (a)	140,000	140,420
6.000%, 03/01/2027 (a)	100,000	95,146
5.500%, 01/15/2028 (a)	175,000	161,219
6.000%, 12/31/2030 (a)	50,000	44,512
6.000%, 09/01/2031 (a)	117,000	102,316
TerraForm Power Operating LLC
5.000%, 01/31/2028 (a)	164,000	152,971
4.750%, 01/15/2030 (a)	164,000	145,258
Transocean Poseidon Ltd.
6.875%, 02/01/2027 (a)	84,500	84,227
Transocean Titan Financing Ltd.
8.375%, 02/01/2028 (a)	123,000	127,496
Transocean, Inc.
7.500%, 01/15/2026 (a)	133,000	130,673
11.500%, 01/30/2027 (a)(b)	161,000	169,171
8.000%, 02/01/2027 (a)	143,000	138,097
8.750%, 02/15/2030 (a)	210,000	218,242
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 04/01/2026 (b)	170,000	168,277
6.875%, 09/01/2027	50,000	48,370
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (a)	263,000	228,124
6.250%, 01/15/2030 (a)	234,000	228,879
4.125%, 08/15/2031 (a)	268,000	227,565
3.875%, 11/01/2033 (a)	253,000	205,232
Venture Global LNG, Inc.
8.125%, 06/01/2028 (a)	502,000	509,944
8.375%, 06/01/2031 (a)	417,000	423,130
Vital Energy, Inc.
9.500%, 01/15/2025	106,000	105,470
Weatherford International Ltd.
8.625%, 04/30/2030 (a)	350,000	358,750
		22,184,898
Financial - 10.5%
Acrisure LLC / Acrisure Finance, Inc.
7.000%, 11/15/2025 (a)	216,000	209,214
10.125%, 08/01/2026 (a)	93,000	95,679
4.250%, 02/15/2029 (a)	164,000	141,312
6.000%, 08/01/2029 (a)	117,000	100,461
AerCap Holdings NV
5.875%, 10/10/2079 (b)	175,000	169,234
AG Issuer LLC
6.250%, 03/01/2028 (a)	117,000	112,977
AG TTMT Escrow Issuer LLC
8.625%, 09/30/2027 (a)	117,000	120,789
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750%, 10/15/2027 (a)	284,000	269,760
4.250%, 10/15/2027 (a)	50,000	45,708
6.750%, 04/15/2028 (a)	268,000	266,180
5.875%, 11/01/2029 (a)	105,000	93,314
Ally Financial, Inc.
5.750%, 11/20/2025 (b)	246,000	238,557
6.700%, 02/14/2033	117,000	106,910
AssuredPartners, Inc.
7.000%, 08/15/2025 (a)	117,000	115,579
5.625%, 01/15/2029 (a)	128,000	111,648
Brookfield Property REIT Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
4.500%, 04/01/2027 (a)	175,000	151,681
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.750%, 05/15/2026 (a)	101,000	95,066
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (a)	100,000	92,625
Coinbase Global, Inc.
3.375%, 10/01/2028 (a)	234,000	164,331
3.625%, 10/01/2031 (a)(b)	234,000	147,713
Compass Group Diversified Holdings LLC
5.250%, 04/15/2029 (a)	234,000	212,940
Curo Group Holdings Corp.
7.500%, 08/01/2028 (a)	160,000	61,200
Diversified Healthcare Trust
9.750%, 06/15/2025	117,000	115,611
4.750%, 02/15/2028	117,000	85,702
4.375%, 03/01/2031	117,000	85,393
Freedom Mortgage Corp.
8.125%, 11/15/2024 (a)	102,000	101,453
8.250%, 04/15/2025 (a)	128,000	126,640
Freedom Mortgage Corp. SR 144A NT 26
7.625%, 05/01/2026 (a)(d)	140,000	128,074
Freedom Mortgage Corp. SR 144A NT 27
6.625%, 01/15/2027 (a)(d)	152,000	133,735
GGAM Finance Ltd.
8.000%, 06/15/2028 (a)	100,000	101,952
Global Atlantic Fin Co.
4.700%, 10/15/2051 (a)	175,000	126,427
GTCR AP Finance, Inc.
8.000%, 05/15/2027 (a)	111,000	110,063
HAT Holdings I LLC / HAT Holdings II LLC
6.000%, 04/15/2025 (a)	93,000	91,665
3.375%, 06/15/2026 (a)	234,000	211,232
The Howard Hughes Corp.
5.375%, 08/01/2028 (a)	175,000	160,225
HUB International Ltd.
7.000%, 05/01/2026 (a)(b)	366,000	365,268
5.625%, 12/01/2029 (a)	128,000	114,460
7.250%, 06/15/2030 (a)(b)	400,000	407,158
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	227,000	219,384
6.375%, 12/15/2025	175,000	167,528
6.250%, 05/15/2026	197,000	184,674
5.250%, 05/15/2027	270,000	237,577
4.375%, 02/01/2029	175,000	142,249
Intesa Sanpaolo SpA
5.710%, 01/15/2026 (a)	326,000	314,478
4.198%, 06/01/2032 (a)	175,000	135,021
Iron Mountain Information Management Services, Inc.
5.000%, 07/15/2032 (a)	175,000	150,831
Iron Mountain, Inc.
4.875%, 09/15/2027 (a)	234,000	219,540
5.250%, 03/15/2028 (a)	193,000	181,263
5.000%, 07/15/2028 (a)	117,000	108,407
7.000%, 02/15/2029 (a)	234,000	234,731
4.875%, 09/15/2029 (a)(b)	234,000	211,183
5.250%, 07/15/2030 (a)	179,000	161,503
4.500%, 02/15/2031 (a)	257,000	221,431
5.625%, 07/15/2032 (a)	140,000	125,989
Jefferies Finance LLC / JFIN Co-Issuer Corp.
5.000%, 08/15/2028 (a)	234,000	200,216
Jones Deslauriers Insurance Management, Inc.
8.500%, 03/15/2030 (a)	125,000	127,876
Kennedy-Wilson, Inc.
4.750%, 03/01/2029	140,000	113,943
4.750%, 02/01/2030	140,000	109,258
5.000%, 03/01/2031	140,000	108,500
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/2027 (a)	152,000	136,654
4.750%, 06/15/2029 (a)	152,000	128,060
LD Holdings Group LLC
6.500%, 11/01/2025 (a)	117,000	97,672
6.125%, 04/01/2028 (a)	117,000	76,542
Liberty Mutual Group, Inc.
4.125%, 12/15/2051 (a)	117,000	93,859
4.300%, 02/01/2061 (a)	187,000	117,495
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (a)	134,000	118,649
5.625%, 01/15/2030 (a)	93,000	74,400
MPT Operating Partnership LP / MPT Finance Corp.
5.250%, 08/01/2026	117,000	108,064
5.000%, 10/15/2027 (b)	248,000	217,310
4.625%, 08/01/2029 (b)	211,000	167,308
3.500%, 03/15/2031	304,000	218,880
Nationstar Mortgage Holdings, Inc.
6.000%, 01/15/2027 (a)	140,000	134,006
5.500%, 08/15/2028 (a)	199,000	179,597
5.125%, 12/15/2030 (a)	152,000	128,664
5.750%, 11/15/2031 (a)	140,000	119,184
Navient Corp.
5.875%, 10/25/2024	117,000	115,976
6.750%, 06/25/2025	117,000	115,804
6.750%, 06/15/2026	117,000	114,241
5.000%, 03/15/2027	164,000	148,399
4.875%, 03/15/2028	117,000	102,061
5.500%, 03/15/2029	175,000	151,113
9.375%, 07/25/2030	117,000	117,696
NFP Corp.
6.875%, 08/15/2028 (a)	461,000	408,561
4.875%, 08/15/2028 (a)	128,000	115,573
Office Properties Income Trust
4.500%, 02/01/2025 (b)	152,000	133,804
3.450%, 10/15/2031	93,000	48,407
OneMain Finance Corp.
6.875%, 03/15/2025	168,000	167,286
7.125%, 03/15/2026	265,000	262,267
3.500%, 01/15/2027	175,000	151,793
6.625%, 01/15/2028	62,000	58,843
3.875%, 09/15/2028	140,000	115,449
9.000%, 01/15/2029	100,000	101,510
5.375%, 11/15/2029 (b)	175,000	152,212
4.000%, 09/15/2030	199,000	156,579
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
7.500%, 06/01/2025 (a)	152,000	152,876
5.875%, 10/01/2028 (a)	170,000	157,168
4.875%, 05/15/2029 (a)	175,000	152,742
PennyMac Financial Services, Inc.
5.375%, 10/15/2025 (a)	152,000	145,521
4.250%, 02/15/2029 (a)	152,000	125,400
5.750%, 09/15/2031 (a)	117,000	98,625
PRA Group, Inc.
8.375%, 02/01/2028 (a)	93,000	84,893
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/2029 (a)	211,000	156,140
5.250%, 04/15/2030 (a)	234,000	167,923
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027	164,000	154,301
4.500%, 02/15/2029 (a)	140,000	124,701
RLJ Lodging Trust LP
4.000%, 09/15/2029 (a)	117,000	97,987
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/2026 (a)	269,000	239,340
3.625%, 03/01/2029 (a)(b)	175,000	149,093
3.875%, 03/01/2031 (a)	223,000	183,458
4.000%, 10/15/2033 (a)(b)	199,000	158,902
SBA Communications Corp.
3.875%, 02/15/2027 (b)	326,000	300,425
3.125%, 02/01/2029 (b)	286,000	240,955
Service Properties Trust
4.350%, 10/01/2024	193,000	185,388
7.500%, 09/15/2025	187,000	185,183
4.750%, 10/01/2026	105,000	91,904
4.950%, 02/15/2027	93,000	79,894
5.500%, 12/15/2027	105,000	91,789
3.950%, 01/15/2028	93,000	72,585
4.950%, 10/01/2029	99,000	76,230
4.375%, 02/15/2030	93,000	69,053
SLM Corp.
4.200%, 10/29/2025	117,000	110,711
3.125%, 11/02/2026	117,000	102,489
Starwood Property Trust, Inc.
3.750%, 12/31/2024 (a)	93,000	89,101
4.750%, 03/15/2025 (b)	117,000	113,370
3.625%, 07/15/2026 (a)	93,000	82,402
4.375%, 01/15/2027 (a)(b)	117,000	103,838
Synchrony Financial
7.250%, 02/02/2033	175,000	164,010
The Howard Hughes Corp.
4.125%, 02/01/2029 (a)	152,000	128,359
4.375%, 02/01/2031 (a)	57,000	46,978
UniCredit SpA
5.861%, 06/19/2032 (a)	209,000	191,459
7.296%, 04/02/2034 (a)	168,000	163,399
5.459%, 06/30/2035 (a)	321,000	280,458
United Wholesale Mortgage LLC
5.500%, 11/15/2025 (a)	187,000	179,501
5.750%, 06/15/2027 (a)	117,000	109,469
5.500%, 04/15/2029 (a)	49,000	43,138
Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC
6.000%, 01/15/2030 (a)	164,000	108,664
Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC
10.500%, 02/15/2028 (a)	529,000	525,879
4.750%, 04/15/2028 (a)	133,000	110,556
6.500%, 02/15/2029 (a)	260,000	180,653
XHR LP
6.375%, 08/15/2025 (a)	117,000	115,314
4.875%, 06/01/2029 (a)	117,000	101,790
		20,911,450
Industrial - 10.0%
AerCap Global Aviation Trust
6.500%, 06/15/2045 (a)	117,000	114,806
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.000%, 06/15/2027 (a)	20,000	19,718
3.250%, 09/01/2028 (a)	140,000	120,732
4.000%, 09/01/2029 (a)	151,000	123,442
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, 04/30/2025 (a)	164,000	160,685
4.125%, 08/15/2026 (a)	284,000	266,080
5.250%, 08/15/2027 (a)	187,000	160,836
5.250%, 08/15/2027 (a)(b)	149,000	128,152
Ball Corp.
5.250%, 07/01/2025	209,000	207,130
4.875%, 03/15/2026	175,000	171,168
6.875%, 03/15/2028	175,000	179,200
6.000%, 06/15/2029	204,000	204,000
2.875%, 08/15/2030 (b)	304,000	251,138
3.125%, 09/15/2031	199,000	163,858
Berry Global, Inc.
5.625%, 07/15/2027 (a)	117,000	114,653
Bombardier, Inc.
7.125%, 06/15/2026 (a)	156,000	154,537
7.875%, 04/15/2027 (a)(b)	418,000	417,624
6.000%, 02/15/2028 (a)	175,000	164,916
7.500%, 02/01/2029 (a)	175,000	173,258
Builders FirstSource, Inc.
5.000%, 03/01/2030 (a)	128,000	119,640
4.250%, 02/01/2032 (a)	179,000	155,283
6.375%, 06/15/2032 (a)	164,000	163,345
Camelot Return Merger Sub, Inc.
8.750%, 08/01/2028 (a)	166,000	162,429
Chart Industries, Inc.
7.500%, 01/01/2030 (a)	317,000	325,226
9.500%, 01/01/2031 (a)	119,000	128,148
Clean Harbors, Inc.
4.875%, 07/15/2027 (a)	127,000	121,420
6.375%, 02/01/2031 (a)	117,000	117,583
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/2029 (a)	117,000	112,005
8.750%, 04/15/2030 (a)	260,000	236,990
Covanta Holding Corp.
4.875%, 12/01/2029 (a)	179,000	158,963
5.000%, 09/01/2030	93,000	81,254
Crown Americas LLC
5.250%, 04/01/2030	117,000	111,690
Crown Americas LLC / Crown Americas Capital Corp. V
4.250%, 09/30/2026	93,000	88,324
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/2026	205,000	198,353
Emerald Debt Merger Sub LLC
6.625%, 12/15/2030 (a)	408,000	406,776
Energizer Holdings, Inc.
4.750%, 06/15/2028 (a)	140,000	125,930
4.375%, 03/31/2029 (a)	187,000	162,386
Fortress Transportation and Infrastructure Investors LLC
6.500%, 10/01/2025 (a)	152,000	150,456
9.750%, 08/01/2027 (a)	93,000	96,798
5.500%, 05/01/2028 (a)	194,000	178,942
FXI Holdings, Inc.
12.250%, 11/15/2026 (a)	181,000	168,359
12.250%, 11/15/2026 (a)	117,000	108,166
GFL Environmental, Inc.
4.250%, 06/01/2025 (a)	117,000	113,433
3.750%, 08/01/2025 (a)	175,000	167,274
5.125%, 12/15/2026 (a)	117,000	113,785
4.000%, 08/01/2028 (a)	175,000	156,625
3.500%, 09/01/2028 (a)	175,000	155,540
4.750%, 06/15/2029 (a)	175,000	159,159
4.375%, 08/15/2029 (a)	128,000	114,109
Graphic Packaging International LLC
3.500%, 03/15/2028 (a)	105,000	94,323
3.750%, 02/01/2030 (a)	93,000	80,897
Hillenbrand, Inc.
5.750%, 06/15/2025	93,000	92,328
Howmet Aerospace, Inc.
5.125%, 10/01/2024	212,000	210,094
6.875%, 05/01/2025	140,000	141,883
3.000%, 01/15/2029	164,000	143,160
Imola Merger Corp.
4.750%, 05/15/2029 (a)(b)	424,000	372,815
JELD-WEN, Inc.
4.625%, 12/15/2025 (a)	93,000	91,301
4.875%, 12/15/2027 (a)	93,000	83,327
LABL, Inc.
6.750%, 07/15/2026 (a)	164,000	161,069
10.500%, 07/15/2027 (a)	161,000	153,548
5.875%, 11/01/2028 (a)	117,000	107,124
8.250%, 11/01/2029 (a)	107,000	88,927
Madison IAQ LLC
4.125%, 06/30/2028 (a)	164,000	146,211
5.875%, 06/30/2029 (a)	177,000	148,002
Mauser Packaging Solutions Holding Co.
7.875%, 08/15/2026 (a)(b)	574,000	571,166
9.250%, 04/15/2027 (a)(b)	226,000	209,615
OI European Group BV
4.750%, 02/15/2030 (a)	93,000	84,211
Owens-Brockway Glass Container, Inc.
6.625%, 05/13/2027 (a)	143,000	142,560
7.250%, 05/15/2031 (a)	161,000	163,309
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/2027 (a)	234,000	211,448
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
4.375%, 10/15/2028 (a)	117,000	103,676
Rolls-Royce PLC
3.625%, 10/14/2025 (a)	234,000	222,288
5.750%, 10/15/2027 (a)	234,000	230,775
Sealed Air Corp.
5.125%, 12/01/2024 (a)	99,000	97,939
5.500%, 09/15/2025 (a)	93,000	91,864
4.000%, 12/01/2027 (a)	99,000	91,364
5.000%, 04/15/2029 (a)	99,000	92,506
Sealed Air Corp. / Sealed Air Corp. US
6.125%, 02/01/2028 (a)	181,000	180,638
Sensata Technologies BV
5.625%, 11/01/2024 (a)	93,000	92,298
5.000%, 10/01/2025 (a)	164,000	160,084
4.000%, 04/15/2029 (a)(b)	234,000	207,178
5.875%, 09/01/2030 (a)	117,000	112,681
Sensata Technologies, Inc.
4.375%, 02/15/2030 (a)	105,000	93,339
3.750%, 02/15/2031 (a)(b)	175,000	147,827
Silgan Holdings, Inc.
4.125%, 02/01/2028	133,000	121,320
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/2028 (a)	257,000	245,278
Spirit AeroSystems, Inc.
7.500%, 04/15/2025 (a)	251,000	250,959
4.600%, 06/15/2028 (b)	164,000	138,375
9.375%, 11/30/2029 (a)	186,000	199,611
Standard Industries Inc.
5.000%, 02/15/2027 (a)	199,000	190,584
4.750%, 01/15/2028 (a)(b)	234,000	217,813
4.375%, 07/15/2030 (a)	325,000	281,931
3.375%, 01/15/2031 (a)	257,000	207,386
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, 01/15/2029 (a)	164,000	154,719
Titan Acquisition Ltd. / Titan Co-Borrower LLC
7.750%, 04/15/2026 (a)	152,000	142,153
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (a)	93,000	86,722
TK Elevator US Newco, Inc.
5.250%, 07/15/2027 (a)	240,000	224,761
TransDigm UK Holdings PLC
6.875%, 05/15/2026	117,000	116,376
TransDigm, Inc.
6.250%, 03/15/2026 (a)	871,000	867,473
6.375%, 06/15/2026	197,000	194,439
7.500%, 03/15/2027	128,000	127,946
5.500%, 11/15/2027	471,000	444,763
6.750%, 08/15/2028 (a)	467,000	469,312
4.625%, 01/15/2029	206,000	183,937
4.875%, 05/01/2029	175,000	156,952
Triumph Group, Inc.
7.750%, 08/15/2025 (b)	117,000	113,382
9.000%, 03/15/2028 (a)	251,000	257,589
Trivium Packaging Finance BV
5.500%, 08/15/2026 (a)	221,000	209,910
8.500%, 08/15/2027 (a)	164,000	157,463
WESCO Distribution, Inc.
7.125%, 06/15/2025 (a)	326,000	329,929
7.250%, 06/15/2028 (a)	280,000	285,435
XPO, Inc.
7.125%, 06/01/2031 (a)	105,000	106,238
		19,858,855
Technology - 4.3%
AthenaHealth Group, Inc.
6.500%, 02/15/2030 (a)(b)	521,000	442,219
Black Knight InfoServ LLC
3.625%, 09/01/2028 (a)	209,000	191,235
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (a)	216,000	192,240
4.875%, 07/01/2029 (a)(b)	186,000	165,283
Cloud Software Group Holdings, Inc.
6.500%, 03/31/2029 (a)	828,000	744,165
Cloud Software Group, Inc.
9.000%, 09/30/2029 (a)(b)	779,000	697,030
Entegris Escrow Corp.
4.750%, 04/15/2029 (a)	345,000	322,273
5.950%, 06/15/2030 (a)	209,000	200,096
Entegris, Inc.
4.375%, 04/15/2028 (a)	93,000	84,979
3.625%, 05/01/2029 (a)	93,000	81,144
Fair Isaac Corp.
5.250%, 05/15/2026 (a)	93,000	91,311
4.000%, 06/15/2028 (a)	211,000	193,595
McAfee Corp.
7.375%, 02/15/2030 (a)(b)	443,000	382,867
NCR Corp.
5.750%, 09/01/2027 (a)	117,000	117,631
5.000%, 10/01/2028 (a)(b)	152,000	137,767
5.125%, 04/15/2029 (a)	166,000	148,509
6.125%, 09/01/2029 (a)	117,000	118,884
5.250%, 10/01/2030 (a)	105,000	92,982
Open Text Corp.
3.875%, 02/15/2028 (a)	86,000	76,519
3.875%, 12/01/2029 (a)	199,000	168,404
Open Text Holdings, Inc.
4.125%, 02/15/2030 (a)	211,000	180,475
4.125%, 12/01/2031 (a)	152,000	126,146
Presidio Holdings, Inc.
4.875%, 02/01/2027 (a)	123,000	115,928
8.250%, 02/01/2028 (a)	123,000	119,273
PTC, Inc.
3.625%, 02/15/2025 (a)	2,000	1,932
4.000%, 02/15/2028 (a)	117,000	107,935
Rackspace Technology Global, Inc.
3.500%, 02/15/2028 (a)	128,000	56,960
ROBLOX Corp.
3.875%, 05/01/2030 (a)	234,000	197,821
Seagate HDD Cayman
4.750%, 01/01/2025	112,000	109,760
4.875%, 06/01/2027	118,000	113,398
4.091%, 06/01/2029	117,000	102,697
8.250%, 12/15/2029 (a)	118,000	123,860
8.500%, 07/15/2031 (a)	118,000	123,596
9.625%, 12/01/2032 (a)	175,000	193,047
SS&C Technologies, Inc.
5.500%, 09/30/2027 (a)	444,000	429,015
Twilio, Inc.
3.625%, 03/15/2029	117,000	100,474
3.875%, 03/15/2031	117,000	98,965
Vericast Corp.
11.000%, 09/15/2026 (a)	249,000	260,999
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.000%, 10/15/2027 (a)	103,000	117,163
Veritas US Inc. / Veritas Bermuda Ltd.
7.500%, 09/01/2025 (a)	285,000	233,700
West Technology Group LLC
8.500%, 04/10/2027 (a)	103,000	86,932
Western Digital Corp.
4.750%, 02/15/2026 (b)	509,000	485,837
Xerox Holdings Corp.
5.000%, 08/15/2025 (a)	175,000	168,109
5.500%, 08/15/2028 (a)	175,000	153,563
		8,456,718
Utilities - 2.8%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 05/20/2025	164,000	158,875
5.875%, 08/20/2026	158,000	148,961
5.750%, 05/20/2027	123,000	112,791
Calpine Corp.
5.250%, 06/01/2026 (a)	98,000	95,398
4.500%, 02/15/2028 (a)	263,000	241,537
5.125%, 03/15/2028 (a)(b)	253,000	229,724
4.625%, 02/01/2029 (a)	152,000	131,260
5.000%, 02/01/2031 (a)	199,000	167,707
3.750%, 03/01/2031 (a)	211,000	173,006
Clearway Energy Operating LLC
4.750%, 03/15/2028 (a)	74,000	68,589
3.750%, 02/15/2031 (a)	216,000	179,010
DPL, Inc.
4.125%, 07/01/2025	97,000	92,999
4.350%, 04/15/2029	93,000	82,106
Edison International
8.125%, 06/15/2053	117,000	119,789
Electricite de France SA
9.125%, 12/15/2171 (a)	300,000	316,500
Emera, Inc.
6.750%, 06/15/2076	251,000	244,560
FirstEnergy Corp.
4.150%, 07/15/2027	321,000	303,789
2.650%, 03/01/2030	140,000	118,144
2.250%, 09/01/2030	105,000	84,869
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (a)	117,000	109,294
4.500%, 09/15/2027 (a)	128,000	119,802
NRG Energy, Inc.
5.750%, 01/15/2028	191,000	181,544
5.250%, 06/15/2029 (a)	171,000	154,327
3.625%, 02/15/2031 (a)(b)	241,000	188,949
3.875%, 02/15/2032 (a)	177,000	136,954
PG&E Corp.
5.000%, 07/01/2028 (b)	234,000	216,509
5.250%, 07/01/2030	234,000	211,068
Talen Energy Supply LLC
8.625%, 06/01/2030 (a)	166,000	172,225
Vistra Operations Co. LLC
5.500%, 09/01/2026 (a)	234,000	226,563
5.625%, 02/15/2027 (a)	279,000	269,793
4.375%, 05/01/2029 (a)(b)	228,000	201,256
Vistra Operations Co. LLC
5.000%, 07/31/2027 (a)	224,000	210,950
		5,468,848
TOTAL CORPORATE BONDS (Cost $192,966,287)		194,786,391
	Principal Amount
SHORT-TERM INVESTMENTS - 0.7%
Money Market Deposit Accounts - 0.7%
U.S. Bank Money Market Deposit Account, 4.210% (e)	$1,355,826	1,355,826
TOTAL SHORT-TERM INVESTMENTS (Cost $1,355,826)		1,355,826
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (e)	30,803,849	30,803,849
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $30,803,849)		30,803,849

Total Investments (Cost $225,125,962) - 114.6%		226,946,066
Liabilities in Excess of Other Assets - (14.6)%		(28,859,005)
TOTAL NET ASSETS - 100.0%		$198,087,061

Percentages are stated as a percent of net assets.
(a)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.
At July 31, 2023, the market value of these securities total $148,776,360, which represents 75.11% of total net assets.

(b)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $30,206,320 or 15.2% of net assets.
(c)	Less than 0.5 shares and $0.50.
(d)	Value determined using significant unobservable inputs.
(e)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$ 1,019,031	$ 193,767,360	$ -	$ -	$ 194,786,391
Short-Term Investments	1,355,826	-	-	-	1,355,826
Investments Purchased with Proceeds from Securities Lending	-	-	-	30,803,849	30,803,849
Total Investments in Securities	$ 2,374,857	$ 193,767,360	$ -	$ 30,803,849	$ 226,946,066
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.